SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income tax expense	$ (15,055,080)	$ (14,458,704)	$ (6,445,467)
Income tax benefit at the PRC statutory rate	(3,763,770)	(3,614,676)	(1,611,367)
Effect of preferential tax rates	390,029	192,365	66,197
Impact of different tax rates in other jurisdictions	493,254	187,136	112,720
Tax effect on share-based compensation		1,530,587	41,430
Tax effect on charitable donations			18,944
Tax effect of non-deductible items	145,890	159,573	129,551
Prior year true up	76,534	(27,019)	(293,091)
Change in valuation allowance	288,304	371,179	1,396,162
Total income tax benefits	$ (2,369,759)	$ (1,200,855)	$ (139,454)